FIFTH THIRD FUNDS
                         SUPPLEMENT DATED JUNE 3, 2004
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                       CLASS A, B AND C SHARES PROSPECTUS
                               DATED MAY 1, 2004.

CURRENT PORTFOLIO MANAGERS

        Information regarding current portfolio managers appears below:

INTERNATIONAL EQUITY FUND: The co-portfolio managers are Ann Thivierge of Morgan Stanley Investment, Inc. and E. Keith Wirtz of Fifth Third Asset Management, for biographical information regarding these individuals, please refer to pages 95 and 93, respectively, of the prospectus.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.





                                                                 SPABCALL 06/04

                               FIFTH THIRD FUNDS
                         SUPPLEMENT DATED JUNE 3, 2004
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                             DATED MARCH 19, 2004.

CURRENT PORTFOLIO MANAGERS

The biography for Denis J. Amato is deleted and replaced in its entirety as follows:

Denis J. Amato has been the portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August 2001, and the co-portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002. Mr. Amato is currently the Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Information regarding current portfolio managers is as follows:

INTERNATIONAL EQUITY FUND: The co-portfolio managers are Ann Thivierge of Morgan Stanley Investment, Inc. and E. Keith Wirtz of Fifth Third Asset Management, for biographical information regarding these individuals, please refer to pages 42 and 40, respectively, of the prospectus.


MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and John P. Micklitsch.*

SMALL CAP VALUE FUND: The co-portfolio managers are Michael M. Hays and Eric J. Holmes.**

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

*John P. Micklitsch has been the co-portfolio manager for the Fifth Third Micro Cap Value Fund since May 2004. Mr. Micklitsch is an Assistant Vice President and Senior Research Analyst for Fifth Third Asset Management. Prior to joining Fifth Third in January 2003, Mr. Micklitsch was an analyst and the Head Trader for Robert E. Torray & Co. Inc. in Bethesda, Maryland. He has more than nine years experience in the field. He received his undergraduate degree from Duke University and his MBA, with a concentration in finance, from Johns Hopkins University. He is a member of the Cleveland Society of Security Analysts.

**Eric J. Holmes has been the co-portfolio manager for the Fifth Third Small Cap Value Fund since May 2004. Mr. Holmes is an Assistant Vice President and Senior Research Analyst of Fifth Third Asset Management, Inc., focusing on value equity products. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts. REDEMPTION IN KIND Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of each of the expense limitation agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the applicable 13-, 20-, 25-, 27-month period, respectively, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

The chart below indicates which Funds are subject to the applicable expense limitation agreement:

Expense Limitation Agreement for the 13-month period ending on November 30, 2004
--------------------------------------------------------------------------------
Bond Fund
Municipal Bond Fund

                                                                SPADVALL 06/04R

Expense Limitation Agreement for the 20-month period ending on November 30, 2004
--------------------------------------------------------------------------------
Small Cap Value Fund

Expense Limitation Agreement for the 25-month period ending on November 30, 2005
--------------------------------------------------------------------------------
International Equity Fund

Expense Limitation Agreement for the 27-month period ending on November 30, 2005
--------------------------------------------------------------------------------
Equity Index Fund

SMALL CAP VALUE FUND

At a meeting of the Fifth Third Funds Board of Trustees (the "Board") on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners ("Chartwell") with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

As a result, the following changes have been made:

1. All references to Chartwell, other than Paragraph 3 of this section, are deleted in their entirety.

2. The principal investment strategies section of the Small Cap Value Fund is deleted and replaced in its entirety by the following:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are "rediscovered" by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

3. Under the section entitled "Fund Management - Investment Advisor and Subadvisor," the footnote to the Small Cap Value Fund is deleted and replaced in its entirety as follows:

     * The Advisor paid a portion of this fee to the Fund's subadvisor. At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

STRATEGIC INCOME FUND

Under the section entitled "Shareholder Information - Dividends and Capital Gains," the information for the Strategic Income Fund is deleted and replaced in its entirety by the following:

Dividends, if any, are declared daily and paid monthly.

INVESTMENT PRACTICES CHART

Under the section entitled "Additional Information About the Funds' Investments
- Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

----------------------------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to buy, and       1-5, 7, 10-14   Management
obligates the seller of the option to sell, a security at a specified price.                    Liquidity
A put option gives the buyer the right to sell, and obligates the seller of                     Credit
the option to buy a security at a specified price.                                              Market
                                                                                                Leverage
----------------------------------------------------------------------------------------------------------
Derivatives: Instruments whose value is derived from an underlying contract,    1-5, 7, 10-14   Management
index or security, or any combination thereof, including futures, options                       Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                 Credit
                                                                                                Liquidity
                                                                                                Leverage
                                                                                                Interest Rate
----------------------------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future sale and       1-4, 10-14      Management
purchase of a specified amount of a specified security, class of securities, or                 Market
an index at a specified time in the future and at a specified price.                            Credit
                                                                                                Liquidity
                                                                                                Leverage
----------------------------------------------------------------------------------------------------------

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

          o the Fifth Third Micro Cap Value Fund was closed to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

          o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS
                          SUPPLEMENT DATED JUNE 3, 2004
         TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                        INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

CURRENT PORTFOLIO MANAGERS

The biography for Denis J. Amato is deleted and replaced in its entirety as follows:

Denis J. Amato has been the portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August 2001, and the co-portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002. Mr. Amato is currently the Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Information regarding current portfolio managers is as follows:

INTERNATIONAL EQUITY FUND: The co-portfolio managers are Ann Thivierge of Morgan Stanley Investment, Inc. and E. Keith Wirtz of Fifth Third Asset Management, for biographical information regarding these individuals, please refer to pages 74 and 72, respectively, of the prospectus.

MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and John P. Micklitsch.*

SMALL CAP VALUE FUND: The co-portfolio managers are Michael M. Hays and Eric J. Holmes.**

LARGE CAP CORE FUND: The co-portfolio managers are Daniel Skubiz and E. Keith Wirtz.

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

SHORT TERM BOND FUND: The co-portfolio managers are Mitchell L. Stapley, John Hoeting and David L. Withrow.

INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Christian L. Rieddle, Mitchell L. Stapley and David L. Withrow.

*John P. Micklitsch has been the co-portfolio manager for the Fifth Third Micro Cap Value Fund since May 2004. Mr. Micklitsch is an Assistant Vice President and Senior Research Analyst for Fifth Third Asset Management. Prior to joining Fifth Third in January 2003, Mr. Micklitsch was an analyst and the Head Trader for Robert E. Torray & Co. Inc. in Bethesda, Maryland. He has more than nine years experience in the field. He received his undergraduate degree from Duke University and his MBA, with a concentration in finance, from Johns Hopkins University. He is a member of the Cleveland Society of Security Analysts.

**Eric J. Holmes has been the co-portfolio manager for the Fifth Third Small Cap Value Fund since May 2004. Mr. Holmes is an Assistant Vice President and Senior Research Analyst of Fifth Third Asset Management, Inc., focusing on value equity products. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts. REDEMPTION IN KIND Under the section entitled Shareholder Information Selling Your Shares, the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Funds net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of each of the expense limitation agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the applicable 13-, 20-, 25-, 27- or 40-month period, respectively, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.


                                                                SPSTBDI  06/04R

The chart below indicates which Funds are subject to the applicable expense limitation agreement:

Expense Limitation Agreement for the 13-month period ending on November 30, 2004
--------------------------------------------------------------------------------
Large Cap Core
Select Stock Fund
Bond Fund
Intermediate Bond Fund
Short Term Bond Fund
Municipal Bond Fund
Intermediate Municipal Bond Fund
Michigan Municipal Bond Fund

Expense Limitation Agreement for the 20-month period ending on November 30, 2004
--------------------------------------------------------------------------------
Small Cap Value Fund

Expense Limitation Agreement for the 25-month period ending on November 30, 2005
--------------------------------------------------------------------------------
International Equity Fund

Expense Limitation Agreement for the 27-month period ending on November 30, 2005
--------------------------------------------------------------------------------
Equity Index Fund

Expense Limitation Agreement for the 40-month period ending on November 30, 2005
--------------------------------------------------------------------------------
LifeModel Aggressive FundSM
LifeModel Moderately Aggressive FundSM
LifeModel Moderate FundSM
LifeModel Moderately Conservative FundSM
LifeModel Conservative FundSM


SMALL CAP VALUE FUND

At a meeting of the Fifth Third Funds Board of Trustees (the Board) on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners (Chartwell) with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

As a result, the following changes have been made:

1. All references to Chartwell, other than Paragraph 3 of this section, are deleted in their entirety.

2. The principal investment strategies section of the Small Cap Value Fund is deleted and replaced in its entirety by the following:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Funds investments in stocks may include real estate investment trusts (REITs), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Fund emphasizes a value style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are rediscovered by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

3. Under the section entitled Fund Management Investment Advisor and Subadvisor, the footnote to the Small Cap Value Fund is deleted and replaced in its entirety as follows:

     * The Advisor paid a portion of this fee to the Funds subadvisor. At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

STRATEGIC INCOME FUND

Under the section entitled Shareholder Information Dividends and Capital Gains, the information for the Strategic Income Fund is deleted and replaced in its entirety by the following:

Dividends, if any, are declared daily and paid monthly.

INVESTMENT PRACTICES CHART

Under the section entitled Additional Information About the Funds Investments Investment Practices, the information for certain instruments is deleted and replaced in its entirety as follows:

---------------------------------------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to buy, and       1-6, 8, 10, 13-19,      Management
obligates the seller of the option to sell, a security at a specified price.           22-27            Liquidity
A put option gives the buyer the right to sell, and obligates the seller of the                         Credit
option to buy a security at a specified price.                                                          Market
                                                                                                        Leverage
---------------------------------------------------------------------------------------------------------------------
Derivatives: Instruments whose value is derived from an underlying contract,    1-6, 8, 10, 13-19,      Management
index or security, or any combination thereof, including futures, options       22-27                   Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                         Credit
                                                                                                        Liquidity
                                                                                                        Leverage
                                                                                                        Interest Rate
---------------------------------------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future sale and       1-5, 12, 13, 15-22      Management
purchase of a specified amount of a specified security, class of securities,                            Market
or an index at a specified time in the future and at a specified price.                                 Credit
                                                                                                        Liquidity
                                                                                                        Leverage
---------------------------------------------------------------------------------------------------------------------

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

     o the Fifth Third Micro Cap Value Fund was closed to all investors, except new and existing participants of existing retirement plans that are qualified under the Internal Revenue Code and held through intermediaries (Eligible Investors).

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.



                                       3